Trade receivables (Tables)	12 Months Ended
Jun. 30, 2024
Trade receivables.
Schedule of trade receivables

	2024	2023
	£’000	£’000
Trade receivables	75,914	69,729
Less: provision for impairment of trade receivables	(10,985)	(16,259)
Net trade receivables	64,929	53,470
Less: non-current portion
Trade receivables	27,930	22,303
Current trade receivables	36,999	31,167